Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses:
Financial expenses from credit line and derivative	$ 874	$ 1,510	$ 1,618
Foreign currency transaction gains, net	326
Other financial expenses	14	15	93
Total financial expenses	1,214	1,525	1,711
Financial income:
Foreign currency transaction gains, net		(113)	(33)
Interest income from bank deposits	(517)	(442)	(548)
Other financial income	(12)	(19)
Remeasurement of warrants			(201)
Total financial income	(529)	(574)	(782)
Total financial expense, net	$ 685	$ 951	$ 929